Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2013
Restricted Cash
Schedule of restricted cash

Restricted cash accounts were as follows as at December 31 (in thousands):

	2013	2012
Retention accounts	$2,841	$2,821
Restricted deposits	11,876	430

Total	$14,717	$3,251